UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Frontegra Total Return Bond Fund Schedule of Investments March 31, 2006 (Unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS 15.3%
	U.S. Treasury Bonds 8.2%
$7,190,000	6.250%, 08/15/2023	$8,154,474
542,253	2.000%, 01/15/2026	513,869
16,940,000	5.250%, 02/15/2029	17,393,941
		26,062,284
	U.S. Treasury Notes 7.1%
10,925,000	4.250%, 11/15/2014	10,441,908
3,635,000	4.000%, 02/15/2015	3,406,533
8,855,000	4.500%, 02/15/2016	8,612,178
		22,460,619
	Total U.S. Treasury Obligations	48,522,903
	(Cost $49,169,769)

	U.S. GOVERNMENT AGENCY ISSUES 9.0%
10,975,000	5.500%, 07/15/2006 (e)	10,988,818
3,645,000	4.875%, 03/15/2007 (e)	3,636,055
1,660,000	5.000%, 03/20/2007 (e)	1,657,806
9,075,000	4.750%, 01/18/2011	8,919,636
1,435,000	Aid-Egypt, 4.450%, 09/15/2015 (b)	1,352,373
1,864,000	Aid-Israel, 5.500%, 09/18/2023 (b)	1,905,625
	Total U.S. Government Agency Issues	28,460,313
	(Cost $28,706,734)

	FOREIGN GOVERNMENT NOTE/BOND 0.5%
	Quebec Province
1,835,000	5.000%, 03/01/2016	1,776,157
	Total Foreign Government Note/Bond	1,776,157
	(Cost $1,821,476)

	SUPRANATIONAL ISSUE 0.3%
	European Investment Bank
920,000	4.875%, 02/15/2036	858,770
	Total Supranational Issue	858,770
	(Cost $912,428)

	CORPORATE BONDS 18.9%
	Auto Components 0.1%
	Visteon Corp.
456,000	7.000%, 03/10/2014	351,120

	Automobiles 0.7%
	Daimler Chrysler NA Holdings
545,000	5.330%, 03/13/2009 (c)	545,095
690,000	4.875%, 06/15/2010	664,989
	Ford Motor Co.
1,290,000	7.450%, 07/16/2031	957,825
		2,167,909
	Capital Markets 0.2%
	Goldman Sachs Group Inc.

730,000	5.000%, 01/15/2011	714,436

	Chemicals 0.5%
	ICI Wilmington Inc.
1,565,000	4.375%, 12/01/2008	1,508,871

	Commercial Banks 0.5%
	Credit Suisse First Boston London
829,000	7.900%, 05/01/2007 (Acquired 12/17/2002, Cost $843,311) (a)(b)	848,998
	Suntrust Bank
660,000	4.550%, 05/25/2009	643,184
		1,492,182
	Consumer Finance 1.7%
	Ford Motor Credit Co.
1,970,000	5.700%, 01/15/2010	1,748,223
1,050,000	7.250%, 10/25/2011	956,793
455,000	7.000%, 10/01/2013	406,955
	International Lease Finance Corp.
910,000	5.250%, 01/10/2013	884,337
	Residential Capital Corp.
1,500,000	6.375%, 06/30/2010 (Acquired 12/06/2005, Cost $1,511,818) (a)(e)	1,511,130
		5,507,438
	Diversified Financial Services 1.9%
	Citigroup Inc.
1,780,000	5.125%, 02/14/2011	1,755,920
	General Electric Capital Corp.
1,275,000	5.000%, 01/08/2016	1,222,093
	General Motors Acceptance Corp.
435,000	7.000%, 02/01/2012	405,034
920,000	6.750%, 12/01/2014	828,189
	Pricoa Global Funding I
720,000	4.890%, 03/03/2009 (Acquired 03/01/2006, Cost $720,000) (a)(b)(e)	719,707
	Windsor Financing LLC
950,000	5.881%, 07/15/2017 (Acquired 02/07/2006, Cost $958,183) (a)	943,986
		5,874,929
	Diversified Telecommunication Services 1.5%
	AT&T Corp.
940,000	9.050%, 11/15/2011	1,016,149
	British Telecommunications PLC
816,000	8.375%, 12/15/2010 (b)	910,161
	Deutsche Telekom International Finance BV
1,430,000	5.750%, 03/23/2016 (b)	1,396,948
	Telecom Italia Capital
1,045,000	4.875%, 10/01/2010 (b)	1,006,229
	Telefonos de Mexico, S.A. de C.V.
533,000	4.500%, 11/19/2008 (b)	518,273
		4,847,760
	Electric Utilities 2.7%
	American Electric Power, Inc.
540,000	4.709%, 08/16/2007	534,792
	Appalachian Power Co.
365,000	4.400%, 06/01/2010	348,468
	CenterPoint Energy, Inc.
1,120,000	7.250%, 09/01/2010	1,181,547
	Consumers Energy Co.
952,000	4.400%, 08/15/2009	916,929
	Entergy Gulf States Inc.
711,000	4.875%, 11/01/2011	675,415

	Entergy Louisiana LLC
561,000	5.500%, 04/01/2019	519,206
	Florida Power Corp.
855,000	4.500%, 06/01/2010	823,994
	Nisource Finance Corp.
725,000	7.875%, 11/15/2010	786,412
	Public Service Co. of Colorado
1,183,000	4.375%, 10/01/2008	1,157,654
	Southern California Edison Co.
935,000	5.249%, 02/02/2009 (c)	934,909
	Westar Energy Inc.
745,000	6.000%, 07/01/2014	755,934
		8,635,260
	Food & Staples Retailing 0.3%
	Albertson's Inc.
355,000	7.500%, 02/15/2011	360,851
450,000	8.000%, 05/01/2031	418,887
		779,738
	Food Products 0.3%
	Tyson Foods, Inc.
773,000	7.250%, 10/01/2006 (e)	779,684

	Gas Utilities 1.4%
	Consolidated Natural Gas Co.
600,000	6.850%, 04/15/2011	629,090
	El Paso Natural Gas Co.
1,205,000	7.625%, 08/01/2010	1,256,212
	Gulfstream Natural Gas
490,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $491,451) (a)	480,656
	Kinder Morgan, Inc.
885,000	6.500%, 09/01/2012	915,579
	Transcontinental Gas Pipe Line
1,279,000	6.250%, 01/15/2008	1,290,191
		4,571,728
	Insurance 1.1%
	Jackson National Life Global Funding
725,000	5.125%, 02/10/2011 (Acquired 02/03/2006, Cost $724,398) (a)	713,981
	New York Life Global Funding
1,273,000	3.875%, 01/15/2009 (Acquired 01/05/2004, Cost $1,272,427) (a)	1,225,982
	Pacific Life Global Funding
715,000	3.750%, 01/15/2009 (Acquired 01/08/2004, Cost $713,291) (a)	692,257
	Protective Life Secured Trust
760,000	4.000%, 10/07/2009	731,024
		3,363,244
	Media 1.1%
	Adelphia Communications Corp.
2,700,000	7.875%, 05/01/2009 (h)	1,566,000
	Comcast Corp.
790,000	5.450%, 11/15/2010	781,220
	Cox Communications Inc.
1,120,000	7.125%, 10/01/2012	1,174,950
		3,522,170
	Metals & Mining 0.1%
	United States Steel Corp.
408,000	9.750%, 05/15/2010	440,640

	Multi-Utilities & Unregulated Power 1.9%
	American Ref-Fuel Co. LLC

962,400	6.260%, 12/31/2015 (Acquired 04/30/2003, Cost $962,400) (a)	933,701
	Borger Energy Funding
360,603	7.260%, 12/31/2022 (Acquired 01/30/2006, Cost $343,756) (a)	337,142
	Edison Mission Energy Funding
1,986,030	7.330%, 09/15/2008 (Acquired Multiple Dates, Cost $1,972,466) (a)	1,986,030
	Kern River Funding Corp.
462,160	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $457,612) (a)	446,613
	Kiowa Power Partners LLC
667,149	4.811%, 12/30/2013 (Acquired Multiple Dates, Cost $667,883) (a)	645,293
	Midwest Generation LLC
410,000	8.300%, 07/02/2009	423,647
	PNPP II Funding Corp.
86,653	8.510%, 11/30/2006	86,795
	Sithe/Independence Funding
1,153,367	8.500%, 06/30/2007	1,171,406
		6,030,627
	Oil & Gas 0.8%
	Duke Energy Field Services LLC
482,000	5.750%, 11/15/2006 (e)	482,837
	Enterprise Products Operating LP
860,000	4.950%, 06/01/2010	834,205
	Pemex Finance Ltd.
122,500	9.690%, 08/15/2009	131,444
	Premcor Refining Group Inc.
490,000	6.750%, 02/01/2011	510,614
525,000	6.750%, 05/01/2014	544,830
		2,503,930
	Oil & Gas Exploration & Production Companies 0.1%
	Chesapeake Energy Corp.
335,000	6.875%, 01/15/2016	337,513

	Paper & Forest Products 0.4%
	Abitibi-Consolidated, Inc.
398,000	8.500%, 08/01/2029 (b)	348,250
251,000	8.850%, 08/01/2030 (b)	225,272
	Domtar, Inc.
790,000	7.125%, 08/15/2015	699,150
		1,272,672
	Real Estate 0.2%
	Liberty Property LP
720,000	7.750%, 04/15/2009	761,556

	Real Estate Investment Trusts 0.5%
	CPG Partners LP
855,000	3.500%, 03/15/2009	811,687
	EOP Operating LP
830,000	4.650%, 10/01/2010	793,987
		1,605,674
	Road & Rail 0.2%
	Progress Rail Services Corp.
510,000	7.750%, 04/01/2012 (Acquired 03/17/2005, Cost $510,000) (a)	530,400

	Special Purpose Entity 0.0%
	Dow Jones North American High Yield Commodity Index
40,492	8.250%, 06/29/2010 (Acquired 08/11/2005, Cost $40,340) (a)	41,049

	Transportation 0.1%
	Burlington North Santa Fe

461,433	4.830%, 01/15/2023	441,757

	Wireless Telecommunication Services 0.6%
	Nextel Communications
1,220,000	5.950%, 03/15/2014	1,207,831
	Vodafone Group PLC
680,000	5.500%, 06/15/2011	673,716
		1,881,547
	Total Corporate Bonds	59,963,834
	(Cost $61,034,742)

	ASSET BACKED SECURITIES 4.6%
	American Express Credit Account Master Trust
2,685,000	2002-2, 4.860%, 11/16/2009 (c)(e)	2,688,660
	Carmax Auto Owner Trust
25,284	2005-2, 3.803%, 09/15/2006 (e)	25,271
	Citibank Credit Card Issuance Trust
3,645,000	2003-A11, 4.650%, 10/15/2009 (c)(e)	3,646,455
	Hertz Vehicle Financing LLC
780,000	2005-2A, 5.080%, 11/25/2011	769,884
	Mego Mortgage Home Loan Trust
4,729	1996-2, 7.275%, 08/25/2017	4,711
	Mid-State Trust
812,968	11, 4.864%, 07/15/2038	759,637
	SLM Student Loan Trust
4,140,000	2005-10, 4.525%, 04/25/2012 (c)(e)	4,139,007
2,172,569	2004-10, 4.643%, 01/27/2014 (c)(e)	2,172,982
	USAA Auto Owner Trust
565,000	2006-1, 5.030%, 11/17/2008 (e)	564,360
	Total Asset Backed Securities	14,770,967
	(Cost $14,838,093)

	MORTGAGE BACKED SECURITIES 63.5%
	Banc of America Commercial Mortgage Inc.
3,205,000	Pool # 2005-5, 5.001%, 10/10/2045	3,150,563
1,110,000	Pool # 2005-6, 5.165%, 09/10/2047	1,098,916
	Capco America Securitization Corp.
1,118,869	Pool # 1998-D7, 5.860%, 10/15/2030 (e)	1,117,552
	Chase Commercial Mortgage Securities Corp.
165,155	Pool # 1997-2, 6.600%, 12/19/2029	167,355
	Commercial Mortgage Pass-Through Certificate
49,297	Pool # 1999-1, 6.145%, 05/15/2032 (e)	49,187
2,856,034	Pool # 2003-LB1A, 3.251%, 06/10/2038	2,663,370
	Countrywide Home Loans
233,799	Pool # 2005-HYB3, 4.573%, 06/20/2035 (c)(e)	232,865
	Credit Suisse First Boston Mortgage Securities Corp.
322,473	Pool # 2003-1, 7.000%, 02/25/2033 (e)	323,435
427,800	Pool # 2003-C3, 2.079%, 05/15/2038	410,630
	FHLMC Pools
198,536	Pool # M80779, 5.000%, 11/01/2009	196,843
254,870	Pool # 2808, 4.000%, 09/15/2012 (e)	254,091
2,128,609	Pool # B14039, 4.000%, 05/01/2014	2,011,516
2,449,038	Pool # G11786, 5.000%, 10/01/2014	2,397,246
2,081,793	Pool # G11672, 5.000%, 03/01/2015	2,042,520
516,917	Pool # B19614, 5.000%, 07/01/2015	505,800
2,476,280	Pool # G11745, 5.000%, 07/01/2015	2,427,400
1,741,443	Pool # TQ-2015, 5.065%, 10/20/2015	1,695,730
1,147,399	Pool # 2693, 3.000%, 03/15/2019 (e)	1,140,256

1,075,609	Pool # E01647, 4.000%, 05/01/2019	1,004,995
1,005,546	Pool # 2802, 4.500%, 02/15/2020 (e)	998,370
1,485,244	Pool # 2692, 3.500%, 01/15/2023 (e)	1,459,916
761,637	Pool # A45788, 6.500%, 05/01/2035	777,110
	FHLMC Remic
1,258,532	Series 2848, 5.000%, 06/15/2015 (e)	1,252,719
511,476	Series 2695, 4.500%, 09/15/2015 (e)	509,980
315,465	Series 2508, 4.500%, 03/15/2016	311,866
1,669,071	Series 2786, 4.000%, 08/15/2017	1,596,398
970,402	Series 2691, 4.000%, 01/15/2018 (e)	964,337
3,499,243	Series 3117, 5.000%, 11/15/2021	3,476,819
2,508,152	Series 2931, 5.000%, 07/15/2025	2,488,514
465,940	Series 2574, 4.500%, 05/15/2026 (e)	461,466
960,657	Series 2731, 4.500%, 11/15/2028	928,748
628,664	Series 2793, 4.500%, 09/15/2029	610,563
2,460,000	Series 2990, 4.500%, 02/15/2033	2,359,653
1,835,000	Series 3031, 4.500%, 08/15/2033	1,755,140
1,545,000	Series 3114, 5.000%, 09/15/2033	1,504,193
662,750	Series 3115, 5.000%, 02/15/2036	584,465
	FNMA Pools
1,706,578	Pool # 387219, 4.125%, 01/01/2010	1,634,904
561,536	Pool # 254659, 4.500%, 02/01/2013	541,614
693,576	Pool # 254758, 4.500%, 06/01/2013	668,977
1,100,500	Pool # 768008, 5.000%, 06/01/2013	1,077,821
629,861	Pool # 768009, 5.000%, 06/01/2013	616,904
1,073,134	Pool # 254806, 4.500%, 07/01/2013	1,035,072
1,085,193	Pool # 386341, 3.810%, 08/01/2013	989,908
607,585	Pool # 763019, 5.000%, 08/01/2013	595,064
1,316,589	Pool # 254909, 4.000%, 09/01/2013	1,247,468
2,771,247	Pool # 255639, 5.000%, 02/01/2015	2,723,583
6,099,741	Pool # 357312, 5.000%, 12/01/2017	5,963,338
533,954	Pool # 254759, 4.500%, 06/01/2018	511,588
2,706,791	Pool # 254865, 4.500%, 09/01/2018	2,593,411
1,738,557	Pool # 725546, 4.500%, 06/01/2019	1,663,869
73,921	Pool # 433043, 6.500%, 06/01/2028	75,792
65,461	Pool # 447704, 6.500%, 11/01/2028	67,117
25,868	Pool # 448235, 6.500%, 11/01/2028	26,522
80,418	Pool # 448635, 6.500%, 11/01/2028	82,453
5,628	Pool # 449012, 6.500%, 11/01/2028	5,770
42,326	Pool # 487778, 6.500%, 03/01/2029	43,392
1,012,555	Pool # 555203, 7.000%, 09/01/2032	1,041,771
6,640,582	Pool # 735502, 6.000%, 04/01/2035	6,643,377
	FNMA Remic
668,000	Series 2003-88, 3.500%, 04/25/2011 (e)	656,971
1,055,703	Series 2002-83, 5.000%, 11/25/2012 (e)	1,051,401
4,474,476	Series 2005-35, 4.000%, 08/25/2018	4,279,338
3,681,215	Series 2004-93, 4.250%, 04/25/2019	3,528,688
545,619	Series 2003-58, 3.500%, 10/25/2021 (e)	536,323
75,000	Series 1994-3, 5.500%, 01/25/2024	74,313
2,068,171	Series 2005-51, 4.500%, 01/25/2025	2,027,682
1,911,817	Series 2006-5, 4.870%, 11/25/2028 (e)	1,913,519
1,845,000	Series 2005-95, 4.500%, 03/25/2033	1,760,963
902,363	Series 2004-T2, 7.000%, 11/25/2043	926,639
	FNMA TBA
20,315,000	5.500%, 05/01/2021 (d)	20,175,334
870,000	5.000%, 05/15/2021 (d)	847,434
27,660,000	5.000%, 05/15/2036 (d)	26,311,575
10,620,000	5.500%, 05/15/2036 (d)	10,354,500

14,345,000	5.500%, 06/15/2036 (d)	13,972,919
15,405,000	6.000%, 05/15/2036 (d)	15,380,937
4,060,000	6.500%, 06/15/2036 (d)	4,132,317
	FNMA Whole Loan
265,784	Pool # 2003-W2, 5.500%, 07/25/2042 (e)	264,846
	GMAC Commercial Mortgage Securities Inc.
181,735	Pool # 2000-C2, 7.273%, 08/16/2033 (e)	181,974
2,660,186	Pool # 2003-C1, 3.337%, 05/10/2036	2,490,380
	GNMA Pool
11,289	Pool # 331001, 8.250%, 07/15/2007	11,475
22,320	Pool # 36629, 9.500%, 10/15/2009	23,393
	Greenwich Capital Commercial Funding Corp.
2,085,000	Pool # 2005-GG5, 5.117%, 04/10/2037	2,062,441
	LB Commercial Conduit Mortgage Trust
9,908	Pool # 1998-C4, 5.870%, 10/15/2035 (e)	9,888
	LB-UBS Commercial Mortgage Trust
715,000	Pool # 2005-C5, 4.885%, 09/15/2030	701,557
3,080,000	Pool # 2005-C7, 5.103%, 11/15/2030	3,041,152
664,102	Pool # 1999-C1, 6.410%, 06/15/2031 (e)	664,242
	Master Alternative Loans Trust
952,763	Pool # 2004-6, 4.500%, 07/25/2014	923,226
	Master Asset Securitization Trust
706,891	Pool # 2004-3, 4.750%, 01/25/2014	687,050
363,328	Pool # 2003-11, 4.000%, 12/25/2033 (e)	358,468
	Morgan Stanley Capital I
1,116,140	Pool # 2003-IQ4, 3.270%, 05/15/2040	1,062,748
	Nomura Asset Acceptance Corp.
69,908	Pool # 2004-AP3, 4.781%, 10/25/2034 (c)(e)	69,919
749,615	Pool # 2005-AP3, 4.711%, 08/25/2035 (c)(e)	749,964
	Nomura Asset Securities Corp.
723,489	Pool # 1998-D6, 6.280%, 03/15/2030 (e)	726,025
	NYC Mortgage Loan Trust
291,921	Series 1996, 6.750%, 09/25/2019 (Acquired Multiple Dates, Cost $285,108) (a)	295,038
	Residential Asset Securitization Trust
300,368	Pool # 2004-R1, 2.750%, 08/25/2033	298,346
	Wachovia Bank Commercial Mortgage Trust
1,043,229	Pool # 2003-C5, 2.986%, 06/15/2035	962,070
	Wells Fargo Mortgage Backed Securities Trust
3,465,634	Pool # 2006-3, 5.500%, 03/25/2036	3,413,655
	Total Mortgage Backed Securities	201,708,952
	(Cost $204,257,898)

	SHORT TERM INVESTMENTS 16.2%
	U.S. Government Agency Issue (g) 15.7%
49,840,000	Federal Home Loan Bank Discount Note, 4.455%, 04/03/2006 (e)	49,827,761

	Variable Rate Demand Notes (f) 0.5%
629,205	American Family Financial Services Inc., 4.469%, 12/31/2031 (e)	629,205
993,622	Wisconsin Corporate Central Credit Union, 4.493%, 12/31/2031 (e)	993,622
		1,622,827

	Total Short Term Investments	51,450,588
	(Cost $51,450,588)

	Total Investments 128.3%	407,512,484
	(Cost $412,191,728)

	Liabilities in Excess of Other Assets (28.3)%	(89,893,540)

TOTAL NET ASSETS 100.0%	$317,618,944

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
The total value of these securites amounted to $12,474,444 (3.9% of net assets) at March 31, 2006.
(b)	Foreign Issued.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
(g)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Security is in default.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$ 412,191,728
	Gross unrealized appreciation	203,129
	Gross unrealized depreciation	(4,882,373)
	Net unrealized depreciation	$ (4,679,244)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Investment Grade Bond Fund Schedule of Investments March 31, 2006 (Unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS 17.7%
	U.S. Treasury Bonds 8.2%
$2,280,000	6.250%, 08/15/2023	$2,585,841
169,806	2.000%, 01/15/2026	160,918
5,355,000	5.250%, 02/15/2029	5,498,498
		8,245,257
	U.S. Treasury Notes 9.5%
1,895,000	2.375%, 08/15/2006 (e)	1,878,493
545,000	3.375%, 02/15/2008	530,821
3,425,000	4.250%, 11/15/2014	3,273,550
1,160,000	4.000%, 02/15/2015	1,087,092
2,815,000	4.500%, 02/15/2016	2,737,807
		9,507,763
	Total U.S. Treasury Obligations	17,753,020
	(Cost $17,971,729)

	U.S. GOVERNMENT AGENCY ISSUES 9.6%
3,490,000	5.500%, 07/15/2006 (e)	3,494,394
702,000	2.200%, 07/28/2006 (e)	695,798
1,160,000	4.875%, 03/15/2007 (e)	1,157,153
525,000	5.000%, 03/20/2007 (e)	524,306
2,860,000	4.750%, 01/18/2011	2,811,037
435,000	Aid-Egypt, 4.450%, 09/15/2015 (b)	409,953
546,000	Aid-Israel, 5.500%, 09/18/2023 (b)	558,193
	Total U.S. Government Agency Issues	9,650,834
	(Cost $9,730,980)

	FOREIGN GOVERNMENT NOTE/BOND 0.6%
	Quebec Province
580,000	5.000%, 03/01/2016	561,401
	Total Foreign Government Note/Bond	561,401
	(Cost $575,725)

	SUPRANATIONAL ISSUE 0.3%
	European Investment Bank
290,000	4.875%, 02/15/2036 (b)	270,699
	Total Supranational Issue	270,699
	(Cost $287,613)

	CORPORATE BONDS 14.4%
	Automobiles 0.4%
	Daimler Chrysler NA Holdings
175,000	5.330%, 03/13/2009 (c)	175,030
215,000	4.875%, 06/15/2010	207,207
		382,237
	Capital Markets 0.2%
	Goldman Sachs Group Inc.
230,000	5.000%, 01/15/2011	225,096

	Chemicals 0.4%

	ICI Wilmington Inc.
457,000	4.375%, 12/01/2008	440,610

	Commercial Banks 0.4%
	Credit Suisse First Boston London
217,000	7.900%, 05/01/2007 (Acquired 04/17/2002, Cost $219,820) (a)(b)	222,235
	Suntrust Bank
200,000	4.550%, 05/25/2009	194,904
		417,139
	Consumer Finance 0.3%
	International Lease Finance Corp.
285,000	5.250%, 01/10/2013	276,963

	Diversified Financial Services 1.7%
	Citigroup Inc.
565,000	5.125%, 02/14/2011	557,357
	General Electric Capital Corp.
400,000	5.000%, 01/08/2016	383,402
	Pricoa Global Funding I
230,000	4.890%, 03/03/2009 (Acquired 03/01/2006, Cost $230,000) (a)(c)(e)	229,906
	Residential Capital Corp.
250,000	6.000%, 02/22/2011 (e)	248,003
	Windsor Financing LLC
300,000	5.881%, 07/15/2017 (Acquired 02/07/2006, Cost $300,000) (a)	298,101
		1,716,769
	Diversified Telecommunication Services 1.2%
	British Telecommunications PLC
299,000	8.375%, 12/15/2010 (b)	333,502
	Deutsche Telekom International Finance BV
455,000	5.750%, 03/23/2016 (b)	444,484
	Telecom Italia Capital
315,000	4.875%, 10/01/2010 (b)	303,313
	Telefonos de Mexico, S.A. de C.V.
157,000	4.500%, 11/19/2008 (b)	152,662
		1,233,961
	Electric Utilities 3.5%
	American Electric Power, Inc.
165,000	4.709%, 08/16/2007	163,409
	Appalachian Power Co.
110,000	4.400%, 06/01/2010	105,018
	CenterPoint Energy
180,000	6.500%, 02/01/2008	182,670
	CenterPoint Energy Resources Corp.
275,000	7.875%, 04/01/2013	306,370
	Consumers Energy Co.
291,000	4.400%, 08/15/2009	280,280
	Entergy Arkansas Inc.
322,000	5.000%, 07/01/2018	289,542
	Entergy Gulf States Inc.
117,000	4.875%, 11/01/2011	111,144
	Entergy Louisiana LLC
30,000	5.500%, 04/01/2019	27,765
	Florida Power Corp.
255,000	4.500%, 06/01/2010	245,753
	FPL Energy Virgina Funding Corp.
163,569	7.520%, 06/30/2019 (Acquired 02/10/2006, Cost $175,669) (a)	174,569
	Nisource Finance Corp.
230,000	7.875%, 11/15/2010	249,482

	Public Service Co. of Colorado
504,000	4.375%, 10/01/2008	493,202
	Public Service Electric & Gas Co.
311,000	4.000%, 11/01/2008	299,754
	Southern California Edison Co.
290,000	5.249%, 02/02/2009 (c)	289,971
	Westar Energy Inc.
235,000	6.000%, 07/01/2014	238,449
		3,457,378
	Gas Utilities 0.7%
	Consolidated Natural Gas Co.
190,000	6.850%, 04/15/2011	199,212
	Gulfstream Natural Gas
225,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $226,451) (a)	220,709
	Kinder Morgan, Inc.
275,000	6.500%, 09/01/2012	284,502
		704,423
	Insurance 1.1%
	Jackson National Life Global Funding
230,000	5.125%, 02/10/2011 (Acquired 02/03/2006, Cost $229,809) (a)	226,504
	New York Life Global Funding
351,000	3.875%, 01/15/2009 (Acquired 01/05/2004, Cost $350,842) (a)	338,036
	Pacific Life Global Funding
209,000	3.750%, 01/15/2009 (Acquired 01/08/2004, Cost $208,500) (a)	202,352
	Protective Life Secured Trust
289,000	4.000%, 10/07/2009	277,982
		1,044,874
	Media 0.6%
	Comcast Corp.
250,000	5.450%, 11/15/2010	247,222
	Cox Communications Inc.
355,000	7.125%, 10/01/2012	372,417
		619,639
	Multi-Utilities & Unregulated Power 1.7%
	American Ref-Fuel Co. LLC
336,000	6.260%, 12/31/2015 (Acquired 04/30/2003, Cost $273,691) (a)	325,980
	Dominion Resources Inc.
557,000	3.660%, 11/15/2006	551,217
	Duke Energy Corp.
258,000	3.750%, 03/05/2008	250,675
	Kern River Funding Corp.
139,520	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $138,161) (a)	134,826
	Kiowa Power Partners LLC
438,128	4.811%, 12/30/2013 (Acquired 11/22/2004, Cost $439,807) (a)	423,775
		1,686,473
	Oil & Gas 0.5%
	Pemex Finance Ltd.
213,500	9.690%, 08/15/2009	229,088
	Premcor Refining Group Inc.
230,000	6.750%, 05/01/2014	238,687
		467,775
	Real Estate 0.5%
	Liberty Property LP
169,000	7.750%, 04/15/2009	178,754
	Simon Property Group LP
299,000	4.875%, 08/15/2010	291,074
		469,828
	Real Estate Investment Trust 0.2%

	ERP Operating LP
246,000	4.750%, 06/15/2009	240,911

	Transportation 0.4%
	Burlington North Santa Fe
425,876	6.230%, 07/02/2018	438,639

	Wireless Telecommunication Services 0.6%
	Nextel Communications
365,000	5.950%, 03/15/2014	361,359
	Vodafone Group PLC
215,000	5.500%, 06/15/2011 (b)	213,013
		574,372
	Total Corporate Bonds	14,397,087
	(Cost $14,754,608)

	ASSET BACKED SECURITIES 6.3%
	American Express Credit Account Master Trust
850,000	2002-2, 4.860%, 11/16/2009 (c)(e)	851,158
	Burlington North Santa Fe
54,137	1996-B, 6.960%, 03/22/2009	55,608
637,055	2004-1, 4.575%, 01/15/2021	600,469
	Carmax Auto Owner Trust
7,688	2005-2, 3.803%, 09/15/2006 (e)	7,684
	Citibank Credit Card Issuance Trust
1,160,000	2003-A11, 4.650%, 10/15/2009 (c)(e)	1,160,463
	Hertz Vehicle Financing LLC
240,000	2005-2A, 5.080%, 11/25/2011	236,888
	Keystone Owner Trust
82,154	1998-P1, 7.530%, 05/25/2025	81,823
	Mid-State Trust
273,522	11, 4.864%, 07/15/2038	255,579
	Oakwood Mortgage Investors Inc.
166,024	1995-A, 7.700%, 09/15/2020	166,491
1,601	1996-A, 6.600%, 05/15/2021	1,597
	PF Export Receivables Master Trust
390,967	2003-B, 3.748%, 06/01/2013 (Acquired Multiple Dates, Cost $391,207) (a)	365,132
	SLM Student Loan Trust
1,300,000	2005-10, 4.525%, 04/25/2012 (c)(e)	1,299,688
691,111	2004-10, 4.643%, 01/27/2014 (c)(e)	691,242
	Union Pacific Corp.
330,434	2004-1, 5.404%, 07/02/2025	325,375
	USAA Auto Owner Trust
180,000	2006-1, 5.030%, 11/17/2008 (e)	179,796
	Total Asset Backed Securities	6,278,993
	(Cost $6,387,444)

	MORTGAGE BACKED SECURITIES 66.2%
	Banc of America Commercial Mortgage Inc.
970,000	Pool # 2005-5, 5.001%, 10/10/2045	953,525
345,000	Pool # 2005-6, 5.165%, 09/10/2047	341,555
	Capco America Securitization Corp.
248,066	Pool # 1998-D7, 5.860%, 10/15/2030 (e)	247,774
	Commercial Mortgage Pass-Through Certificate
16,453	Pool # 1999-1, 6.145%, 05/15/2032 (e)	16,417
927,696	Pool # 2003-LB1A, 3.251%, 06/10/2038	865,115
	Countrywide Home Loans
71,208	Pool # 2005-HYB3, 4.573%, 06/20/2035 (c)(e)	70,923

	Credit Suisse First Boston Mortgage Securities Corp.
106,486	Pool # 2003-1, 7.000%, 02/25/2033 (e)	106,804
125,960	Pool # 2003-C3, 2.079%, 05/15/2038	120,905
	FHLMC Pools
36,280	Pool # 25, 6.500%, 12/25/2008 (e)	36,471
78,726	Pool # 2808, 4.000%, 09/15/2012 (e)	78,486
464,896	Pool # 2775, 3.000%, 11/15/2013	449,338
641,602	Pool # B14039, 4.000%, 05/01/2014	606,308
752,852	Pool # G11786, 5.000%, 10/01/2014	736,931
740,070	Pool # B18639, 4.000%, 01/01/2015	696,722
551,180	Pool # G11672, 5.000%, 03/01/2015	540,782
156,921	Pool # B19614, 5.000%, 07/01/2015	153,546
725,730	Pool # G11745, 5.000%, 07/01/2015	711,405
551,933	Pool # TQ-2015, 5.065%, 10/20/2015	537,444
339,085	Pool # 2693, 3.000%, 03/15/2019 (e)	336,974
341,860	Pool # E01647, 4.000%, 05/01/2019	319,417
302,485	Pool # 2802, 4.500%, 02/15/2020 (e)	300,327
438,961	Pool # 2692, 3.500%, 01/15/2023 (e)	431,475
227,229	Pool # A45788, 6.500%, 05/01/2035	231,845
	FHLMC Remic
390,777	Series 2848, 5.000%, 06/15/2015 (e)	388,972
155,152	Series 2695, 4.500%, 09/15/2015 (e)	154,698
95,409	Series 2508, 4.500%, 03/15/2016	94,321
527,692	Series 2786, 4.000%, 08/15/2017	504,716
281,276	Series 2691, 4.000%, 01/15/2018 (e)	279,518
347,028	Series 2827, 5.000%, 01/15/2021 (e)	345,650
1,108,671	Series 3117, 5.000%, 11/15/2021	1,101,567
790,898	Series 2931, 5.000%, 07/15/2025	784,706
147,297	Series 2574, 4.500%, 05/15/2026 (e)	145,883
300,470	Series 2731, 4.500%, 11/15/2028	290,489
183,187	Series 2793, 4.500%, 09/15/2029	177,912
775,000	Series 2990, 4.500%, 02/15/2033	743,387
570,000	Series 3031, 4.500%, 08/15/2033	545,193
490,000	Series 3114, 5.000%, 09/15/2033	477,058
210,875	Series 3115, 5.000%, 02/15/2036	185,966
	FNMA Pools
535,820	Pool # 387219, 4.125%, 01/01/2010	513,316
1,419,000	Pool # 385537, 4.745%, 11/01/2012	1,363,786
148,373	Pool # 254659, 4.500%, 02/01/2013	143,109
202,672	Pool # 254758, 4.500%, 06/01/2013	195,484
336,264	Pool # 768008, 5.000%, 06/01/2013	329,334
192,328	Pool # 768009, 5.000%, 06/01/2013	188,372
312,481	Pool # 254806, 4.500%, 07/01/2013	301,398
340,121	Pool # 386341, 3.810%, 08/01/2013	310,257
184,064	Pool # 763019, 5.000%, 08/01/2013	180,271
398,774	Pool # 254909, 4.000%, 09/01/2013	377,839
929,183	Pool # 255639, 5.000%, 02/01/2015	913,201
1,772,823	Pool # 357312, 5.000%, 12/01/2017	1,733,179
167,263	Pool # 254759, 4.500%, 06/01/2018	160,256
782,812	Pool # 254865, 4.500%, 09/01/2018	750,022
549,431	Pool # 725546, 4.500%, 06/01/2019	525,828
307,277	Pool # 555203, 7.000%, 09/01/2032	316,143
2,063,478	Pool # 735502, 6.000%, 04/01/2035	2,064,346
	FNMA Remic
198,000	Series 2003-88, 3.500%, 04/25/2011 (e)	194,731
319,523	Series 2002-83, 5.000%, 11/25/2012 (e)	318,221
1,307,477	Series 2005-35, 4.000%, 08/25/2018	1,250,456
1,125,036	Series 2004-93, 4.250%, 04/25/2019	1,078,422

151,465	Series 2003-58, 3.500%, 10/25/2021 (e)	148,885
654,311	Series 2005-51, 4.500%, 01/25/2025	641,501
602,994	Series 2006-5, 4.870%, 11/25/2028 (c)(e)	603,530
585,000	Series 2005-95, 4.500%, 03/25/2033	558,354
317,409	Series 2004-64, 5.000%, 03/25/2034	311,142
290,433	Series 2004-T2, 7.000%, 11/25/2043	298,246
	FNMA TBA
6,395,000	5.500%, 05/01/2021 (d)	6,351,034
1,580,000	5.000%, 05/15/2021 (d)	1,539,018
8,800,000	5.000%, 05/15/2036 (d)	8,371,000
3,375,000	5.500%, 05/15/2036 (d)	3,290,625
4,560,000	5.500%, 06/15/2036 (d)	4,441,723
4,880,000	6.000%, 05/15/2036 (d)	4,872,377
400,000	6.500%, 06/15/2036 (d)	407,125
	FNMA Whole Loan
77,593	Pool # 2003-W2, 5.500%, 07/25/2042 (e)	77,319
	GMAC Commercial Mortgage Securities Inc.
810,626	Pool # 2003-C1, 3.337%, 05/10/2036	758,882
	Greenwich Capital Commercial Funding Corp.
635,000	Pool # 2005-GG5, 5.117%, 04/10/2037	628,130
	LB Commercial Conduit Mortgage Trust
2,980	Pool # 1998-C4, 5.870%, 10/15/2035 (e)	2,973
	LB-UBS Commercial Mortgage Trust
220,000	Pool # 2005-C5, 4.885%, 09/15/2030	215,864
945,000	Pool # 2005-C7, 5.103%, 11/15/2030	933,081
201,805	Pool # 1999-C1, 6.410%, 06/15/2031 (e)	201,847
	Master Alternative Loans Trust
295,456	Pool # 2004-6, 4.500%, 07/25/2014	286,296
	Master Asset Securitization Trust
214,412	Pool # 2004-3, 4.750%, 01/25/2014	208,394
108,428	Pool # 2003-11, 4.000%, 12/25/2033 (e)	106,977
	Morgan Stanley Capital I
361,470	Pool # 2003-IQ4, 3.270%, 05/15/2040	344,178
	Nomura Asset Acceptance Corp.
21,245	Pool # 2004-AP3, 4.781%, 10/25/2034 (c)(e)	21,248
226,235	Pool # 2005-AP3, 4.711%, 08/25/2035 (c)(e)	226,340
	Nomura Asset Securities Corp.
219,055	Pool # 1998-D6, 6.280%, 03/15/2030 (e)	219,823
	NYC Mortgage Loan Trust
87,530	Series 1996, 6.750%, 09/25/2019 (Acquired 08/18/2003, Cost $93,119) (a)	88,464
	Residential Asset Securitization Trust
90,945	Pool # 2004-R1, 2.750%, 08/25/2033	90,332
	Wachovia Bank Commercial Mortgage Trust
78,035	Pool # 2002-C1, 4.539%, 04/15/2034 (e)	77,647
470,715	Pool # 2003-C5, 2.986%, 06/15/2035	434,095
	Wells Fargo Mortgage Backed Securities Trust
1,097,533	Pool # 2006-3, 5.500%, 03/25/2036	1,081,072
	Total Mortgage Backed Securities	66,156,018
	(Cost $67,040,400)

	SHORT TERM INVESTMENTS 13.3%
	U.S. Government Agency Issue (g) 11.7%
11,680,000	Federal Home Loan Bank Discount Note, 4.455%, 04/03/2006 (e)	11,677,132

	Variable Rate Demand Notes (f) 1.6%
785,243	American Family Financial Services Inc., 4.469%, 12/31/2031 (e)	785,243
866,843	Wisconsin Corporate Central Credit Union, 4.493%, 12/31/2031 (e)	866,843
		1,652,086

Total Short Term Investments	13,329,218
(Cost $13,329,218)

Total Investments 128.4%	128,397,270
(Cost $130,077,717)

Liabilities in Excess of Other Assets (28.4)%	(28,404,596)

TOTAL NET ASSETS 100.0%	$99,992,674

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
The total value of these securites amounted to $3,255,244 (3.3% of net assets) at March 31, 2006.
(b)	Foreign Issued.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
(g)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$ 130,077,717
	Gross unrealized appreciation	5,871
	Gross unrealized depreciation	(1,686,318)
	Net unrealized depreciation	$ (1,680,447)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Small Cap Fund Schedule of Investments March 31, 2006 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.5%
	Aerospace & Defense 1.2%
104,514	Mercury Computer Systems, Inc. (a)	$1,693,127
30,400	Moog Inc. - Class A (a)	1,078,896
158,642	Orbital Sciences Corp. (a)	2,509,716
		5,281,739
	Biotechnology 3.7%
67,798	Affymetrix, Inc. (a)	2,232,588
266,390	Cepheid, Inc. (a)	2,440,132
70,640	Digene Corp. (a)	2,762,024
234,773	Exelixis, Inc. (a)	2,819,624
251,292	Maxygen Inc. (a)	2,080,698
53,915	Techne Corp. (a)	3,242,448
		15,577,514
	Building Products 1.5%
176,021	Apogee Enterprises, Inc.	2,971,234
50,845	Universal Forest Products, Inc.	3,228,149
		6,199,383
	Capital Markets 2.6%
88,524	A.G. Edwards, Inc.	4,413,807
111,798	Jefferies Group, Inc.	6,540,183
		10,953,990
	Chemicals 4.8%
111,691	Agrium, Inc. (b)	2,821,315
50,960	FMC Corp.	3,158,501
136,540	Lubrizol Corp.	5,850,739
169,280	Methanex Corp. (b)	3,475,318
145,801	Symyx Technologies, Inc. (a)	4,044,520
41,550	Zoltek Companies, Inc. (a)	949,833
		20,300,226
	Commercial Banks 5.4%
119,178	Cathay General Bancorp	4,485,860
125,544	Community Bank System, Inc.	2,803,397
150,320	First Midwest Bancorp, Inc.	5,497,202
80,728	Pacific Capital Bancorp	2,731,836
104,828	Texas Regional Bancshares, Inc. - Class A	3,091,372
112,780	United Bankshares, Inc.	4,316,091
		22,925,758
	Commercial Services & Supplies 3.9%
65,635	CRA International Inc. (a)	3,233,180
73,807	Duratek Inc. (a)	1,616,373
99,539	John H. Harland Co.	3,911,883
95,177	Mobile Mini, Inc. (a)	2,942,873
136,462	Quanta Services, Inc. (a)	2,186,121
26,160	Strayer Education, Inc.	2,675,122
		16,565,552
	Communications Equipment 2.5%
99,970	Polycom, Inc. (a)	2,167,350
149,003	Powerwave Technologies, Inc. (a)	2,010,050
141,250	Tekelec (a)	1,953,488
151,957	ViaSat, Inc. (a)	4,353,568

		10,484,456
	Computers & Peripherals 0.5%
92,926	Synaptics Inc. (a)	2,043,443

	Consumer Finance 0.6%
73,700	CompuCredit Corp. (a)	2,712,897

	Containers & Packaging 1.3%
210,919	Longview Fibre Co.	5,450,147

	Distributors 0.8%
288,559	Source Interlink Companies, Inc. (a)	3,289,573

	Diversified Financial Services 0.8%
78,524	GATX Corp.	3,242,256

	Electric Utilities 0.7%
88,232	Black Hills Corp.	2,999,888

	Electrical Equipment 2.1%
286,595	American Superconductor Corp. (a)	3,252,853
98,045	Thomas & Betts Corp. (a)	5,037,552
18,258	Woodward Governor Co.	607,079
		8,897,484
	Electronic Equipment & Instruments 4.3%
406,804	Aeroflex Inc. (a)	5,585,419
424,377	Kemet Corp. (a)	4,018,850
82,418	Rofin-Sinar Technologies, Inc. (a)	4,461,286
98,133	Trimble Navigation Ltd. (a)	4,420,892
		18,486,447
	Energy Equipment & Services 2.7%
90,001	Oceaneering International, Inc. (a)	5,157,057
89,786	Oil States International, Inc. (a)	3,308,614
56,525	Unit Corp. (a)	3,151,269
		11,616,940
	Food & Staples Retailing 1.0%
135,913	BJ's Wholesale Club, Inc. (a)	4,282,619

	Food Products 0.9%
124,917	Peet's Coffee & Tea Inc. (a)	3,747,510

	Gas Utilities 0.7%
88,022	AGL Resources, Inc.	3,173,193

	Health Care Equipment & Supplies 6.7%
90,704	ABIOMED, Inc. (a)	1,170,082
186,141	American Medical Systems Holdings, Inc. (a)	4,188,173
59,264	Analogic Corp.	3,923,277
10,409	Intuitive Surgical, Inc. (a)	1,228,262
59,170	Millipore Corp. (a)	4,322,960
137,074	Respironics, Inc. (a)	5,333,549
52,660	SonoSite, Inc. (a)	2,140,102
52,608	Thoratec Corp. (a)	1,013,756
166,488	TriPath Imaging, Inc. (a)	1,162,086
102,356	Varian Inc. (a)	4,215,020
		28,697,267
	Health Care Providers & Services 3.8%
92,164	Cerner Corp. (a)	4,373,182

53,194	Matria Healthcare, Inc. (a)	2,019,244
134,865	Owens & Minor, Inc.	4,419,526
161,404	Ventiv Health, Inc. (a)	5,361,841
		16,173,793
	Hotels, Restaurants & Leisure 1.4%
129,029	California Pizza Kitchen, Inc. (a)	4,186,991
208,436	Mikohn Gaming Corp. (a)	1,994,732
		6,181,723
	Household Products 0.5%
68,570	WD-40 Co.	2,115,384

	Industrial Conglomerates 0.9%
102,747	Raven Industries, Inc.	4,018,435

	Insurance 2.9%
50,137	AmerUs Group Co.	3,020,253
13,870	FBL Financial Group, Inc.	477,821
72,489	The Midland Co.	2,535,665
66,939	Selective Insurance Group, Inc.	3,547,767
60,309	Stewart Information Services Corp.	2,839,348
		12,420,854
	Internet Software & Services 1.2%
87,362	aQuantive, Inc. (a)	2,056,502
131,935	Openwave Systems Inc. (a)	2,847,157
		4,903,659
	IT Services 1.2%
190,513	eFunds Corp. (a)	4,922,856

	Leisure Equipment & Products 3.3%
274,007	Callaway Golf Co.	4,712,921
355,800	Leapfrog Enterprises, Inc. (a)	3,778,596
321,662	Oakley, Inc.	5,474,687
		13,966,204
	Machinery 4.8%
80,820	Astec Industries, Inc. (a)	2,901,438
114,873	IDEX Corp.	5,992,925
174,570	JLG Industries, Inc.	5,375,010
88,860	Kaydon Corp.	3,586,390
49,573	Lincoln Electric Holdings, Inc.	2,676,446
		20,532,209
	Marine 0.8%
75,952	Alexander & Baldwin, Inc.	3,621,391

	Media 0.8%
72,451	Media General, Inc.	3,377,666

	Metals & Mining 1.8%
50,166	Chaparral Steel Co. (a)	3,256,777
83,992	Commercial Metals Co.	4,492,732
		7,749,509
	Multi-Utilities & Unregulated Power 2.5%
212,798	Avista Corp.	4,394,279
176,525	Energen Corp.	6,178,375
		10,572,654
	Oil & Gas 3.4%
88,689	Cabot Oil & Gas Corp.	4,250,864
233,216	OMI Corp. (b)	4,202,552
124,004	Southwestern Energy Co. (a)	3,991,689

59,440	Swift Energy Co. (a)	2,226,622
		14,671,727
	Pharmaceuticals 0.7%
173,449	Connetics Corp. (a)	2,936,491

	Real Estate 2.7%
166,151	Corporate Office Properties Trust	7,599,747
73,552	Mid-America Apartment Communities, Inc.	4,026,972
		11,626,719
	Road & Rail 1.2%
256,136	Knight Transportation, Inc.	5,058,686

	Semiconductor & Semiconductor Equipment 3.3%
134,430	Cohu, Inc.	2,852,605
208,051	Cypress Semiconductor Corp. (a)	3,526,464
75,923	Intevac, Inc. (a)	2,185,064
189,986	Varian Semiconductor Equipment Associates, Inc. (a)	5,334,807
		13,898,940
	Software 3.9%
114,590	MapInfo Corp. (a)	1,606,552
67,145	MICRO Systems, Inc. (a)	3,093,370
161,816	Parametric Technology Corp. (a)	2,642,455
73,429	Progress Software Corp. (a)	2,136,050
177,648	Secure Computing Corp. (a)	2,050,058
121,178	THQ Inc. (a)	3,137,298
84,495	Witness Systems, Inc. (a)	2,146,173
		16,811,956
	Specialty Retail 2.8%
169,652	Charming Shoppes, Inc. (a)	2,522,725
143,171	Men's Wearhouse, Inc. (a)	5,145,565
43,755	Pacific Sunwear Of California, Inc. (a)	969,611
109,433	Stage Stores, Inc.	3,255,632
		11,893,533
	Textiles, Apparel & Luxury Goods 2.2%
88,060	Oxford Industries, Inc.	4,502,508
222,209	Wolverine World Wide, Inc.	4,917,485
		9,419,993
	Thrifts & Mortgage Finance 0.7%
215,569	Commercial Capital Bancorp, Inc.	3,030,900

	Total Common Stocks	406,833,564
	(Cost $325,715,084)

Principal Amount
	SHORT TERM INVESTMENTS 4.9%
	U.S. Government Agency Issue (d) 3.7%
$15,900,000	Federal Home Loan Bank Discount Note, 4.455%, 04/03/2006	15,896,096

	Variable Rate Demand Notes (c) 1.2%
2,742,450	American Family Financial Services Inc., 4.469%, 12/31/2031	2,742,450
2,193,669	Wisconsin Corporate Central Credit Union, 4.493%, 12/31/2031	2,193,669
		4,936,119

	Total Short Term Investments	20,832,215
	(Cost $20,832,215)

Total Investments 100.4%	427,665,779
(Cost $346,547,299)

Liabilities in Excess of Other Assets (0.4)%	(1,633,394)

TOTAL NET ASSETS 100.0%	$426,032,385

(a)	Non-Income Producing.
(b)	Foreign Issued.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$ 346,547,299
	Gross unrealized appreciation	90,914,918
	Gross unrealized depreciation	(9,796,438)
	Net unrealized appreciation	$ 81,118,480

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund Schedule of Investments March 31, 2006 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.8%
	Aerospace & Defense 1.0%
13,240	L-3 Communications Holdings, Inc.	$1,135,860

	Air Freight & Logistics 1.0%
22,500	C.H. Robinson Worldwide, Inc.	1,104,525

	Biotechnology 3.9%
25,780	Affymetrix, Inc. (a)	848,935
14,400	Celgene Corp. (a)	636,768
20,265	Invitrogen Corp. (a)	1,421,185
22,980	MedImmune, Inc. (a)	840,608
67,900	Millennium Pharmaceuticals, Inc. (a)	686,469
		4,433,965
	Capital Markets 2.2%
10,350	Affiliated Managers Group, Inc. (a)	1,103,414
24,500	Jefferies Group, Inc.	1,433,250
		2,536,664
	Chemicals 5.6%
30,953	Agrium, Inc. (b)	781,873
20,000	Headwaters Inc. (a)	795,800
38,889	Lubrizol Corp.	1,666,393
39,004	Methanex Corp. (b)	800,752
17,220	Sigma-Aldrich Corp.	1,132,904
41,174	Symyx Technologies, Inc. (a)	1,142,167
		6,319,889
	Commercial Banks 6.2%
41,890	AmSouth Bancorporation	1,133,124
31,280	Compass Bancshares, Inc.	1,583,081
25,910	Marshall & Ilsley Corp.	1,129,158
38,720	Synovus Financial Corp.	1,048,925
17,910	UnionBanCal Corp.	1,256,566
19,680	Wilmington Trust Corp.	853,128
		7,003,982
	Commercial Services & Supplies 3.0%
16,090	Monster Worldwide Inc. (a)	802,248
130,703	The ServiceMaster Co.	1,714,823
12,700	Stericycle, Inc. (a)	858,774
		3,375,845
	Communications Equipment 3.1%
99,870	Avaya Inc. (a)	1,128,531
58,440	Polycom, Inc. (a)	1,266,979
74,050	Tellabs, Inc. (a)	1,177,395
		3,572,905
	Computers & Peripherals 0.7%
38,688	Synaptics Inc. (a)	850,749

	Distributors 1.2%
29,790	Genuine Parts Co.	1,305,696

	Electric Utilities 1.7%

32,998	Allegheny Energy, Inc. (a)	1,116,982
22,290	Black Hills Corp.	757,860
		1,874,842
	Electrical Equipment 4.2%
62,955	American Power Conversion Corp.	1,454,890
29,900	AMETEK, Inc.	1,344,304
28,605	General Cable Corp. (a)	867,590
22,837	Roper Industries, Inc.	1,110,563
		4,777,347
	Electronic Equipment & Instruments 0.9%
22,440	Trimble Navigation Ltd. (a)	1,010,922

	Energy Equipment & Services 2.6%
22,840	Helix Energy Solutions Group Inc. (a)	865,636
31,243	Pride International, Inc. (a)	974,157
20,510	Unit Corp. (a)	1,143,432
		2,983,225
	Food & Staples Retailing 0.8%
30,417	BJ's Wholesale Club, Inc. (a)	958,440

	Food Products 1.1%
38,550	Hormel Foods Corp.	1,302,990

	Health Care Equipment & Supplies 6.4%
22,940	Becton, Dickinson & Co.	1,412,645
9,014	Intuitive Surgical, Inc. (a)	1,063,652
15,020	Millipore Corp. (a)	1,097,361
44,791	PerkinElmer, Inc.	1,051,245
30,020	Respironics, Inc. (a)	1,168,078
38,230	Thermo Electron Corp. (a)	1,417,951
		7,210,932
	Health Care Providers & Services 4.0%
18,020	Cerner Corp. (a)	855,049
20,721	Covance Inc. (a)	1,217,359
53,305	IMS Health Inc.	1,373,670
29,610	Matria Healthcare, Inc. (a)	1,123,995
		4,570,073
	Household Durables 2.4%
10,414	Harman International Industries, Inc.	1,157,308
29,968	The Stanley Works	1,518,179
		2,675,487
	Insurance 3.5%
39,600	Nationwide Financial Services Inc. - Class A	1,703,592
27,880	SAFECO Corp.	1,399,855
18,093	Stewart Information Services Corp.	851,818
		3,955,265
	Internet & Catalog Retail 1.2%
46,375	IAC/InterActiveCorp (a)	1,366,671

	Internet Software & Services 2.5%
59,235	Digitas Inc. (a)	852,984
40,830	Openwave Systems Inc. (a)	881,112
43,692	VeriSign, Inc. (a)	1,048,171
		2,782,267
	IT Services 2.5%
55,626	eFunds Corp. (a)	1,437,376
48,575	Hewitt Associates, Inc. (a)	1,444,620
		2,881,996

	Leisure Equipment & Products 0.7%
75,645	Leapfrog Enterprises, Inc. (a)	803,350

	Machinery 4.0%
16,300	IDEX Corp.	850,371
26,140	ITT Industries, Inc.	1,469,590
22,170	Oshkosh Truck Corp.	1,379,861
10,580	Parker Hannifin Corp.	852,854
		4,552,676
	Marine 1.4%
34,377	Alexander & Baldwin, Inc.	1,639,095

	Media 1.2%
7,220	Getty Images, Inc. (a)	540,634
16,683	Media General, Inc.	777,761
		1,318,395
	Metals & Mining 1.7%
16,820	Inco Ltd. (b)	839,150
31,474	Massey Energy Co.	1,135,267
		1,974,417
	Multi-Utilities & Unregulated Power 1.2%
39,400	Energen Corp.	1,379,000

	Oil & Gas 3.1%
23,010	Cabot Oil & Gas Corp.	1,102,869
35,400	Chesapeake Energy Corp.	1,111,914
35,340	Teekay Shipping Corp. (b)	1,310,054
		3,524,837
	Paper & Forest Products 2.5%
39,710	Louisiana-Pacific Corp.	1,080,112
37,348	Rayonier Inc.	1,702,695
		2,782,807
	Pharmaceuticals 1.0%
18,150	Barr Pharmaceuticals Inc. (a)	1,143,087

	Real Estate 4.6%
36,542	Forest City Enterprises, Inc.	1,722,955
31,910	ProLogis	1,707,185
27,540	The St. Joe Co.	1,730,614
		5,160,754
	Road & Rail 1.0%
20,095	Norfolk Southern Corp.	1,086,537

	Semiconductor & Semiconductor Equipment 2.2%
33,772	Advanced Micro Devices, Inc. (a)	1,119,879
50,260	Varian Semiconductor Equipment Associates, Inc. (a)	1,411,301
		2,531,180
	Software 4.8%
77,185	Cadence Design Systems, Inc. (a)	1,427,151
40,021	Citrix Systems, Inc. (a)	1,516,796
50,736	Internet Security Systems, Inc. (a)	1,216,649
78,140	Parametric Technology Corp. (a)	1,276,026
		5,436,622
	Specialty Retail 2.6%
45,135	Men's Wearhouse, Inc. (a)	1,622,152
34,866	Tiffany & Co.	1,308,870
		2,931,022
	Telecommunication Services 1.1%

33,870	Amdocs Ltd. (a)(b)	1,221,352

	Water Utilities 1.0%
41,165	Aqua America Inc.	1,145,210

	Total Common Stocks	108,620,878
	(Cost $97,389,688)

Principal Amount
	SHORT TERM INVESTMENTS 8.3%
	U.S. Government Agency Issue (d) 6.6%
$7,531,000	Federal Home Loan Bank Discount Note, 4.455%, 04/03/2006	7,529,151

	Variable Rate Demand Notes (c) 1.7%
949,251	American Family Financial Services Inc., 4.469%, 12/31/2031	949,251
950,551	Wisconsin Corporate Central Credit Union, 4.493%, 12/31/2031	950,551
		1,899,802

	Total Short Term Investments	9,428,953
	(Cost $9,428,953)

	Total Investments 104.1%	118,049,831
	(Cost $106,818,641)

	Liabilities in Excess of Other Assets (4.1)%	(4,675,635)

	TOTAL NET ASSETS 100.0%	$113,374,196

(a)	Non-Income Producing.
(b)	Foreign Issued.
(c)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$ 106,818,641
	Gross unrealized appreciation	12,865,659
	Gross unrealized depreciation	(1,634,469)
	Net unrealized appreciation	$ 11,231,190

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra New Star International Equity Fund Schedule of Investments March 31, 2006 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.1%
	Australia 3.2%
226,000	Orica Ltd.	$3,751,997
323,980	Publishing & Broadcasting Ltd.	4,012,524
90,556	Rio Tinto Ltd.	5,111,781
182,000	Westfield Group	2,228,029
22,283	Woodside Petroleum Ltd.	725,517
		15,829,848
	Belgium 1.3%
176,200	Fortis	6,294,840

	China 0.9%
3,166,000	China Petroleum & Chemical Corp. (Sinopec) - Class H	1,836,155
3,254,000	Yanzhou Coal Mining Co. Ltd. - Class H	2,830,787
		4,666,942
	Denmark 0.9%
114,493	Danske Bank A/S	4,248,539

	France 13.0%
315,514	Alcatel SA (a)	4,882,709
48,700	Alstom (a)	4,084,006
164,200	Axa	5,762,660
95,611	Bouygues SA	5,080,761
97,896	CapGemini SA	5,333,872
97,300	Carrefour SA	5,176,410
39,900	Lafarge SA	4,521,014
76,321	Sanofi-Aventis	7,260,475
116,000	Suez SA	4,571,512
40,027	Technip SA	2,709,115
38,444	Total SA	10,142,343
143,219	Vivendi Universal SA	4,918,716
		64,443,593
	Germany 6.7%
28,900	Allianz AG	4,831,026
69,700	Bayerische Motoren Werke (BMW) AG	3,843,222
16,993	Celesio AG	1,603,583
62,816	Commerzbank AG	2,499,912
61,577	E.ON AG	6,779,455
22,300	Fresenius Medical Care AG	2,664,607
107,222	Metro AG	5,506,760
26,300	SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	5,714,620
		33,443,185
	Greece 1.1%
147,780	Alpha Bank A.E.	5,458,608

	Hong Kong 4.2%
388,000	Cheung Kong (Holdings) Ltd.	4,112,950
148,964	China Mobile (Hong Kong) Ltd. - ADR	3,953,505
5,437,000	Guangdong Investment Ltd.	2,435,006
512,000	Sun Hung Kai Properties Ltd.	5,199,745
515,000	Television Broadcasts Ltd.	2,920,423

630,000	Wharf Holdings Ltd.	2,314,042
		20,935,671
	Hungary 0.3%
18,423	OTP Bank Rt - GDR	1,280,398

	Italy 3.3%
252,781	Eni SPA	7,192,731
1,293,999	UniCredito Italiano SPA	9,353,964
		16,546,695
	Japan 23.5%
508,300	Aeon Co. Ltd.	12,329,622
61,000	Daiwa House Industry Co., Ltd. (a)	1,057,264
379,000	KANEKA CORP.	4,543,492
177,000	Kao Corp.	4,661,852
16,720	Keyence Corp.	4,346,916
398	Millea Holdings, Inc.	7,878,845
561,000	Mitsui Sumitomo Insurance Co., Ltd.	7,630,935
85,900	Murata Manufacturing Co., Ltd.	5,816,678
298,500	Nikko Cordial Corp.	4,945,412
897,000	NIPPON OIL CORP.	7,034,248
336,400	Nomura Holdings, Inc.	7,502,549
2,284	NTT DoCoMo, Inc.	3,376,517
195,600	OMRON CORP.	5,617,060
138,500	SECOM CO., LTD.	7,083,857
506,000	Sekisui House, Ltd.	7,549,159
256,000	Sharp Corp.	4,534,919
1,128,000	Shinsei Bank, Ltd.	7,896,958
1,118,000	The Sumitomo Trust & Banking Co., Ltd.	12,937,264
		116,743,547
	Netherlands 3.5%
51,863	Akzo Nobel NV	2,752,225
191,260	ASML Holding NV (a)	3,905,488
134,300	ING Groep NV	5,305,727
222,405	Wolters Kluwer NV	5,546,784
		17,510,224
	Norway 1.4%
5,949	Orkla ASA	295,017
236,000	Statoil ASA	6,806,030
		7,101,047
	Russia 1.3%
46,900	LUKOIL - ADR	3,902,080
75,200	Mobile TeleSystems - ADR	2,489,120
		6,391,200
	Singapore 1.1%
274,000	Great Eastern Holdings Ltd.	2,390,940
305,000	United Overseas Bank Ltd.	2,944,580
		5,335,520
	South Korea 0.4%
5,717	Samsung Electronics Co., Ltd. - GDR	1,868,030

	Spain 1.4%
249,010	Banco Bilbao Vizcaya Argentaria, SA	5,196,384
87,406	Indra Sistemas, SA	1,777,397
		6,973,781
	Sweden 0.7%
187,300	Securitas AB - Class B	3,607,241

	Switzerland 6.3%

184,898	Novartis AG	10,282,748
73,800	Roche Holding AG	10,988,057
46,932	UBS AG	5,155,266
19,638	Zurich Financial Services AG	4,613,307
		31,039,378
	Thailand 1.3%
1,539,000	Advanced Info Service Public Co. Ltd.	3,622,341
989,700	Bangkok Bank Public Co. Ltd.	2,774,979
		6,397,320
	United Kingdom 19.3%
36,920	AstraZeneca plc	1,860,208
422,000	Aviva plc	5,861,824
1,074,000	BAE Systems plc	7,851,095
461,000	Barclays plc	5,394,366
413,000	EMAP plc	6,321,612
479,943	EMI Group plc	2,109,658
438,000	GlaxoSmithKline plc	11,452,821
650,000	HSBC Holdings plc	10,897,893
3,272,000	Legal & General Group plc	8,072,415
22,881,304	Rolls-Royce Group plc - Class B	39,754
752,000	Rolls-Royce Group plc (a)	5,983,912
385,000	Royal Dutch Shell plc - Class A	12,026,860
276,000	Scottish & Newcastle plc	2,493,528
192,000	Standard Chartered plc	4,776,899
5,146,000	Vodafone Group plc	10,773,546
		95,916,391
	Total Common Stocks	472,031,998
	(Cost $416,275,352)

Number of Shares
	SHORT TERM INVESTMENT 2.4%
	Investment Company 2.4%
11,831,055	First American Prime Obligations Fund - Class A	11,831,055

	Total Short Term Investment	11,831,055
	(Cost $11,831,055)

	Total Investments 97.5%	483,863,053
	(Cost $428,106,407)

	Other Assets in Excess of Liabilities 2.5%	12,455,059

	TOTAL NET ASSETS 100.0%	$496,318,112

(a)	Non Income Producing.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$ 428,106,407
	Gross unrealized appreciation	61,486,920
	Gross unrealized depreciation	(5,730,274)
	Net unrealized appreciation	$ 55,756,646

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund Schedule of Investments March 31, 2006 (Unaudited)

	COMMON STOCKS 94.6%
	Aerospace & Defense 6.6%
893	Applied Signal Technology, Inc.	$17,708
958	Aviall, Inc. (a)	36,481
1,710	BE Aerospace, Inc. (a)	42,955
808	Esterline Technologies Corp. (a)	34,542
		131,686
	Air Freight & Logistics 0.7%
704	Park-Ohio Holdings Corp. (a)	14,052

	Auto Components 2.0%
937	Keystone Automotive Industries, Inc. (a)	39,551

	Automobiles 1.2%
2,142	Fleetwood Enterprises, Inc. (a)	23,926

	Biotechnology 1.2%
951	Serologicals Corp. (a)	23,262

	Chemicals 2.4%
632	Airgas, Inc.	24,705
952	Spartech Corp.	22,848
		47,553
	Commercial Banks 0.8%
313	Westamerica Bancorporation	16,251

	Commercial Services & Supplies 7.7%
321	Administaff, Inc.	17,449
695	Copart, Inc. (a)	19,078
2,078	Corinthian Colleges, Inc. (a)	29,923
1,106	DeVry, Inc. (a)	25,184
3,074	DiamondCluster International, Inc. (a)	32,892
702	School Specialty, Inc. (a)	24,219
511	Service Corporation International	3,986
		152,731
	Consumer Finance 0.9%
416	The First Marblehead Corp.	17,992

	Diversified Financial Services 1.4%
694	GATX Corp.	28,655

	Diversified Telecommunication Services 0.4%
664	Alaska Communications Systems Group Inc.	8,054

	Electrical Equipment 6.4%
818	Acuity Brands, Inc.	32,720
405	AMETEK, Inc.	18,209
3,480	C&D Technologies, Inc.	32,155
1,450	General Cable Corp. (a)	43,979
		127,063
	Electronic Equipment & Instruments 1.2%

827	Cognex Corp.	24,512

	Energy Equipment & Services 4.2%
1,596	Global Industries, Ltd. (a)	23,126
1,880	Hanover Compressor Co. (a)	35,006
2,325	Matrix Service Co. (a)	26,691
		84,823
	Food Products 3.6%
2,578	Del Monte Foods Co.	30,575
730	Gold Kist Inc. (a)	9,227
1,393	Lance, Inc.	31,343
		71,145
	Health Care Equipment & Services 2.3%
2,383	PSS World Medical, Inc. (a)	45,968

	Health Care Equipment & Supplies 1.7%
804	PolyMedica Corp.	34,057

	Health Care Providers & Services 5.8%
1,676	Gentiva Health Services, Inc. (a)	30,520
740	LifePoint Hospitals, Inc. (a)	23,014
1,139	Rotech Healthcare Inc. (a)	16,527
615	Sunrise Senior Living, Inc. (a)	23,967
1,230	U.S. Physical Therapy, Inc. (a)	21,045
		115,073
	Hotels, Restaurants & Leisure 1.9%
775	California Pizza Kitchen, Inc. (a)	25,149
713	O'Charleys Inc. (a)	13,162
		38,311
	Household Durables 3.0%
2,096	Champion Enterprises, Inc. (a)	31,356
894	Jarden Corp. (a)	29,368
		60,724
	Insurance 1.8%
693	Hanover Insurance Group Inc.	36,327

	Internet Software & Services 0.8%
1,994	iPass Inc. (a)	15,972

	IT Services 2.8%
1,509	The BISYS Group, Inc. (a)	20,341
1,050	Mantech International Corp. - Class A (a)	34,881
		55,222
	Leisure Equipment & Products 0.5%
1,308	Sturm, Ruger & Company, Inc.	10,438

	Machinery 7.0%
809	Crane Co.	33,177
1,840	Federal Signal Corp.	34,040
629	IDEX Corp.	32,815
1,202	Wabtec Corp.	39,185
		139,217
	Media 5.1%
839	ADVO, Inc.	26,848
671	Arbitron Inc.	22,693
1,827	Playboy Enterprises, Inc. (a)	25,943
1,741	The Reader's Digest Association, Inc.	25,680
		101,164

	Metals & Mining 3.1%
513	Commercial Metals Co.	27,440
513	James River Coal Co. (a)	17,427
841	Worthington Industries, Inc.	16,870
		61,737
	Oil & Gas 2.4%
786	Encore Acquisition Co. (a)	24,366
600	Whiting Petroleum Corp. (a)	24,594
		48,960
	Pharmaceuticals 3.3%
1,539	K-V Pharmaceutical Co. - Class A (a)	37,121
1,010	Par Pharmaceutical Companies, Inc. (a)	28,462
		65,583
	Real Estate 1.9%
827	Cedar Shopping Centers Inc.	13,099
575	First Industrial Realty Trust, Inc.	24,547
		37,646
	Semiconductor & Semiconductor Equipment 2.8%
1,026	Integrated Device Technology, Inc. (a)	15,247
2,106	IXYS Corp. (a)	19,417
752	Varian Semiconductor Equipment Associates, Inc. (a)	21,116
		55,780
	Software 5.1%
572	Avid Technology, Inc. (a)	24,859
621	FileNET Corp. (a)	16,779
905	Internet Security Systems, Inc. (a)	21,702
429	Kronos Inc. (a)	16,040
1,072	Sybase, Inc. (a)	22,641
		102,021
	Specialty Retail 2.6%
2,924	Casual Male Retail Group Inc. (a)	28,480
1,406	Cost Plus, Inc. (a)	24,042
		52,522

	Total Common Stocks	1,887,978
	(Cost $1,733,567)

	SHORT TERM INVESTMENT 6.3%
	Investment Company 6.3%
125,342	Fidelity Institutional Money Market Portfolio	125,342

	Total Short Term Investment	125,342
	(Cost $125,342)

	Total Investments 100.9%	2,013,320
	(Cost $1,858,909)

	Liabilities in Excess of Other Assets (0.9)%	(18,286)

	TOTAL NET ASSETS 100.0%	$1,995,034

(a)	Non-Income Producing.

	The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows*:

	Cost of investments	$ 1,858,909
	Gross unrealized appreciation	195,631
	Gross unrealized depreciation	(41,220)
	Net unrealized appreciation	$ 154,411

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-Q, the Registrant’s Co-Presidents and Treasurer have concluded that the disclosure controls and procedures are effective.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By:    /s/ Thomas J. Holmberg Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date:      5/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Thomas J. Holmberg Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date:      5/26/06

By:    /s/ William D. Forsyth III
William D. Forsyth III, Co-President and Treasurer
(Principal Executive and Financial Officer)

Date:      5/26/06